Fair Value of Financial Instruments (Schedule of the Fair Value of Derivative Instruments in the Consolidated Balance Sheet) (Details) (Designated as Hedging Instrument [Member], Other Long-term Liabilities [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Designated as Hedging Instrument [Member] | Other Long-term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives designated as hedging instruments	$ 87,763	$ 181,600